Prospectus and Statement of Additional Information Supplement -- Aug. 1, 2005*

Product Name (Date)                                                                      Prospectus Form #         SAI Form #
American Express Retirement Advisor Advantage Plus Variable Annuity /
American Express Retirement Advisor Select Plus Variable Annuity (4/29/2005)              S-6273 F (4/05)        S-6325 C (4/05)

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. The separation from American Express is expected to be completed on or after Sept. 30, 2005, subject to certain regulatory and other approvals, including final approval by the board of directors of American Express.

On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company. IDS Life Insurance Company issues and distributes the variable annuity contract described in the prospectus. In addition, Ameriprise Financial currently provides investment management services for the American Express(R) Variable Portfolio Funds.

After the expected separation from American Express, Ameriprise Financial and its subsidiaries will no longer be affiliated with American Express. Ameriprise Financial and American Express Company will be independent companies, with separate public ownership, boards of directors and management.

As part of a corporate reorganization, Ameriprise Financial is introducing the RiverSource(SM) brand which will replace "American Express" in the name of your variable annuity contract. The RiverSource brand will also be used for certain subsidiaries of Ameriprise Financial that provide services in connection with your variable annuity contract. The transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners.

The following name change is effective Aug. 1, 2005:

------------------------------------------------------------------ --------------------------------------------------------------
Old Name                                                           New Name
------------------------------------------------------------------ --------------------------------------------------------------
American Express Retirement Advisor Advantage Plus Variable        RiverSource(SM) Retirement Advisor Advantage Plus Variable
Annuity / American Express Retirement Advisor Select Plus          Annuity / RiverSource(SM) Retirement Advisor Select Plus
Variable Annuity                                                   Variable Annuity
------------------------------------------------------------------ --------------------------------------------------------------

S-6273-3 A (8/05)

* Valid until further notice